CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 170,280,085	1,071,725,828	1,416,189,294
Accounts receivable, net of allowance for doubtful accounts of 2010:RMB22.2 million, 2011: nil	1,597,564	10,054,911	10,712,252
Advances to suppliers	534,765	3,365,755	52,054,494
Prepayments and other current assets	10,495,900	66,060,141	63,969,737
Prepaid royalties	2,471,642	15,556,270	15,615,493
Deferred costs	302,372	1,903,099	2,911,937
Total current assets	185,682,328	1,168,666,004	1,561,453,207
Investments in equity investees	11,447,774	72,051,143	74,843,710
Available-for-sale investments	1,007,658	6,342,100	0
Property, equipment and software	9,614,551	60,513,021	58,061,464
Goodwill	1,594,524	10,035,775	10,548,323
Intangible assets	25,340,949	159,493,400	17,647,842
Land use right	12,080,908	76,036,026	77,956,936
Other long-term assets	12,036,512	75,756,603	56,827,902
Total assets	258,805,204	1,628,894,072	1,857,339,384
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of 24,878,129 and 18,844,789 as of December 31, 2010, and December 31, 2011, respectively)	7,014,703	44,149,842	46,948,658
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of 2,995,044 and 3,042,253 as of December 31, 2010, and December 31, 2011, respectively)	921,175	5,797,785	5,437,764
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of 6,574,768 and 16,115,067 as of December 31, 2010, and December 31, 2011, respectively)	4,291,548	27,010,571	7,101,645
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of 13,757,771 and 12,011,822 as of December 31, 2010, and December 31, 2011, respectively)	2,647,292	16,661,791	18,508,169
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of 195,993,716 and 169,998,682 as of December 31, 2010, and December 31, 2011, respectively)	27,010,070	169,998,682	195,993,716
Other payables and accruals (including other payables and accruals of the consolidated VIEs without recourse to the Group of 15,629,966 and 23,037,145 as of December 31, 2010, and December 31, 2011, respectively)	7,611,548	47,906,323	42,328,817
Total current liabilities	49,496,336	311,524,994	316,318,769
Long-term accounts payables(including long-term accounts payables of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2010 and December 31, 2011)	9,535,594	60,016,072	0
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2010 and December 31, 2011)	877,332	5,521,837	5,803,848
Total liabilities	59,909,262	377,062,903	322,122,617
Commitments and contingencies
The9 Limited shareholders' equity
Ordinary shares (US$0.01 par value; 250,000,000 shares authorized as of December 31, 2010 and 2011, 25,124,147 shares issued and outstanding as of December 31, 2010, and 24,456,805 shares issued and outstanding as of December 31, 2011)	317,191	1,996,367	2,051,878
Additional paid-in capital	335,401,996	2,110,986,623	2,091,113,883
Statutory reserves	4,460,189	28,071,982	28,071,982
Accumulated other comprehensive income	(948,229)	(5,968,056)	(2,096,698)
Accumulated deficit	(138,595,499)	(872,306,210)	(587,976,279)
The9 Limited shareholders' equity	200,635,648	1,262,780,706	1,531,164,766
Noncontrolling interest	(1,739,706)	(10,949,537)	4,052,001
Total equity	198,895,942	1,251,831,169	1,535,216,767
Total liabilities and equity	$ 258,805,204	1,628,894,072	1,857,339,384